Notes Related to the Consolidated Statement of Income (Loss) - Summary of Financial Income (loss) (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Income from short term deposits	€ 2	€ 79
Other financial income	1,263	2,887
Financial income	1,265	2,966
Financial expenses on lease liability	(158)	(3)
Interest expense related to borrowings	(123)	(3)
Other financial expenses	(24)	(36)
Financial expenses	(305)	(42)
Financial income (loss)	€ 960	€ 2,924